Fair value measurements - Geographic allocations of trading assets related to government, agency and municipal securities (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Fair value, concentration of credit risk [Line items]
Non-trading debt securities	¥ 337,361	¥ 484,681
Government, agency and municipal securities [Member]
Fair value, concentration of credit risk [Line items]
Non-trading debt securities	¥ 324,000	¥ 331,000